Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Current PEO ($) (1)	Compensation Actually Paid to Current PEO ($) (3)	Summary Compensation Table Total for Former PEO ($) (1)	Compensation Actually Paid to former PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (TSR) ($) (4)	Net Income (Loss) (5) ($ in 000s)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	2,078,854	1,481,861	952,961	192,141	1,186,635	730,744	7.04	(74,620)
2024	—	—	6,403,448	1,776,559	2,505,576	1,125,918	14.22	(66,966)
2023	—	—	3,705,825	6,488,555	1,664,706	2,645,829	42.08	(9,058)

Named Executive Officers, Footnote	The dollar amounts reported in column (d) are the amounts of total compensation reported for Scott Koenig, M.D., Ph.D. (our former PEO) for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). For fiscal years 2023 to 2025, Dr. Koenig was the PEO for the company. In fiscal year 2025, Dr. Koenig served as PEO for a portion of the year. The dollar amounts reported in column (b) are the amounts of total compensation reported for Eric Risser (our current PEO) for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Eric Risser served as PEO for the later portion of the 2025 fiscal year (beginning in August 2025). Refer to “Executive Compensation Information—Summary Compensation Table.”
(2)The dollar amounts reported in column (f) represent the average of the amounts reported for the Non-PEO NEOs (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included in the table above were as follows:
•For 2025: James Karrels and Ezio Bonvini
•For 2024 and 2023: James Karrels and Stephen Eck, M.D., Ph.D.

PEO Total Compensation Amount		$ 6,403,448	$ 3,705,825
PEO Actually Paid Compensation Amount		1,776,559	6,488,555
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c), (e) and (g) represent the amount of CAP to Mr. Risser, Dr. Koenig, and the average amount of CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, to calculate CAP, compensation related to equity awards was remeasured based on the following:
•For stock awards to NEOs, the fair values and the change in fair values were determined by the closing pricing of our common stock at each applicable year-end date, or, in the case of vested awards, the actual price on vesting.
•For stock options, a Black-Scholes (“BSM”) option-pricing model was used as of the applicable year-end date, or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-
	free rate. The valuation assumptions used to calculate the CAP shown in the table were materially consistent with those used to calculate our share-based compensation expense, as disclosed in our 2025 Annual Report on Form 10-K.
Non-PEO NEO Average Total Compensation Amount	$ 1,186,635	2,505,576	1,664,706
Non-PEO NEO Average Compensation Actually Paid Amount	$ 730,744	1,125,918	2,645,829
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in columns (c), (e) and (g) represent the amount of CAP to Mr. Risser, Dr. Koenig, and the average amount of CAP to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, to calculate CAP, compensation related to equity awards was remeasured based on the following:
•For stock awards to NEOs, the fair values and the change in fair values were determined by the closing pricing of our common stock at each applicable year-end date, or, in the case of vested awards, the actual price on vesting.
•For stock options, a Black-Scholes (“BSM”) option-pricing model was used as of the applicable year-end date, or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-
	free rate. The valuation assumptions used to calculate the CAP shown in the table were materially consistent with those used to calculate our share-based compensation expense, as disclosed in our 2025 Annual Report on Form 10-K.
Compensation Actually Paid vs. Total Shareholder Return	The following graph sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and the Company's TSR over the period covering 2023, 2024 and 2025.
Total Shareholder Return Amount	$ 7.04	14.22	42.08
Net Income (Loss)	$ (74,620)	(66,966)	(9,058)
Additional 402(v) Disclosure	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period and the Company’s share price at the beginning of the measurement period.The dollar amounts reported in column (g) represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
Current PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,078,854	0	0
PEO Actually Paid Compensation Amount	1,481,861	0	0
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	952,961	6,403,448	3,705,825
PEO Actually Paid Compensation Amount	192,141	1,776,559	6,488,555
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,313,147)	(2,506,331)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		512,785	4,394,276
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(599,348)	690,071
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		46,825	406,569
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		725,996	(201,855)
PEO | Current PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,101,386)
PEO | Current PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	812,530
PEO | Current PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(182,935)
PEO | Current PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,106
PEO | Current PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,308)
PEO | Former PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(447,310)
PEO | Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(313,510)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(323,161)	(1,806,206)	(934,629)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,915	212,136	1,638,875
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,600)	(131,539)	192,250
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,202	27,458	151,467
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (125,247)	$ 318,493	$ (66,840)